Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) shares in Millions		12 Months Ended
	Oct. 13, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Sep. 30, 2015	Dec. 31, 2012
Summary of Significant Accounting Policies (Textuals) [Abstract]
Deposit for performance guarantees		$ 4,700,000
Cash and cash equivalents		687,600,000	$ 492,800,000	$ 547,500,000			$ 517,600,000
Fair value of long-term debt		30,400,000	63,800,000
Notional amount		1,550,000,000
Senior notes	$ 4,500,000,000
Contract settlement payment		$ (17,400,000)	(3,500,000)	500,000
Interest expense recognition period		10 years
Unbilled receivables, current		$ 42,400,000
Concentration risk		10.00%
Accrued claims payable		$ 11,200,000	14,500,000
Accrued claims recoverable		13,400,000	20,400,000
Check guarantee losses, net of anticipated recoveries excluding service fees		48,900,000	57,200,000	57,300,000
Amount paid to merchant customers, net of amounts recovered from check writers		$ 41,200,000	$ 51,900,000	$ 53,700,000
Purchase of common shares, shares		3.5	4.4	4.2
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		0.00%	10.00%	10.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		22.00%	22.00%	21.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Processing Services [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		75.00%		76.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Professional Services [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		14.00%	15.00%	12.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Software Licensing [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		9.00%	7.00%	8.00%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Hardware and Other Miscellaneous [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		2.00%
Sales Revenue, Net, Software Licenses [Member] | Product Concentration Risk [Member] | Professional Services [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		65.00%
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		5 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		10 years
Building [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		30 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		3 years
Furniture fixture and computer equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		7 years
Customer Relationships [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Expected customer attrition period		10 years
Customer Relationships [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		5 years
Customer Relationships [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		10 years
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		3 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		10 years
Settlement Deposits [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Short-term investments		$ 125,000,000	$ 139,300,000
Foreign Exchange Contract [Member] | Forward Contracts [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Notional amount		81,000,000	$ 85,400,000
Foreign Entities [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Cash and cash equivalents		438,600,000
Scenario, Forecast [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Unbilled receivables, current					$ 34,200,000
Cash Flow Hedging [Member] | Treasury Lock Hedge [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Notional amount						$ 1,000,000,000
Contract settlement payment	$ 15,900,000
Interest expense recognition period	10 years
Cash Flow Hedging [Member] | India, Rupees | Foreign Exchange Forward [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Notional amount		50,100,000
Derivative fair value		$ 1,400,000